Statement of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Series C Convertible Preferred Stock [Member]	Series D Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Total
Balance at beginning at Dec. 31, 2016	$ 398		$ 1,913	$ 167	$ 8,331	$ 40,469,272	$ (113,389)	$ (41,644,545)	$ (1,277,853)
Balance at beginning (in shares) at Dec. 31, 2016	397,778	0.92	1,912,500	166,750	8,330,696
Cumulative adjustment related to change in accounting principle (Note 1, Change in Accounting Principle) at Dec. 31, 2016						11,924,665		(11,301,203)	623,462
Adjusted balance at beginning at Dec. 31, 2016	$ 398		$ 1,913	$ 167	$ 8,331	52,393,937	(113,389)	(52,945,748)	(654,391)
Adjusted balance at beginning (in shares) at Dec. 31, 2016	397,778	0.92	1,912,500	166,750	8,330,696
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Series A Convertible Preferred Stock	$ (73)				$ 1,460	(1,387)
Conversion of Series A Convertible Preferred Stock (in shares)	(73,000)				1,460,000
Conversion of Series C Convertible Preferred Stock			$ (1,913)		$ 4,768	(2,855)
Conversion of Series C Convertible Preferred Stock (in shares)			(1,912,500)		4,767,858
Conversion Preferred C - Warrants					$ 6,175	(6,175)
Conversion Preferred C - Warrants (in shares)					6,175,000
Conversion of Series D Convertible Preferred Stock				$ (167)	$ 496	(329)
Conversion of Series D Convertible Preferred Stock (in shares)				(166,750)	496,429
Conversion Preferred D - Warrants					$ 1,986	(1,986)
Conversion Preferred D - Warrants (in shares)					1,985,716
Sale of common stock					$ 19,452	1,340,798			$ 1,360,250
Sale of common stock (in shares)					19,451,575				120,000
Sale of common stock - Past issuances					$ 503	(503)
Sale of common stock - Past issuances (in shares)					503,432
Stock Based Compensation					$ 2,050	137,758			$ 139,808
Stock Based Compensation (in shares)					2,050,372				2,050,372
Stock issuance costs						(32,325)			$ (32,325)
Conversion of related party notes payable and accrued interest into common stock					$ 4,402	601,133			605,535
Conversion of related party notes payable and accrued interest into common stock (in shares)					4,402,079
Discount on warrants issued in conjunction with related party notes payable						113,586			113,586
Fair value of stock option						1,295,741			1,295,741
Restricted Stock awards and Restricted Stock Units					$ 2,175	64,650			66,825
Restricted Stock awards and Restricted Stock Units (in shares)					2,175,000
Deemed dividend distribution on issuance of common stock for conversion of Series C and Series D						(596,878)			(596,878)
Accretion of deemed dividend distribution on issuance of common stock for conversion of Series C and Series D						596,878			596,878
Common stock and warrants issued for services					$ 1,724	296,083			297,807
Common stock and warrants issued for services (in shares)					1,725,175
Net loss								(3,385,340)	(3,385,340)
Balance at beginning at Dec. 31, 2017	$ 325				$ 53,522	56,198,126	(113,389)	(56,331,088)	(192,504)
Balance at beginning (in shares) at Dec. 31, 2017	324,778	0.92			53,523,332
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Series A Convertible Preferred Stock	$ (20)				$ 400	(380)
Conversion of Series A Convertible Preferred Stock (in shares)	(20,000)				400,000
Conversion of Series B Convertible Preferred Stock					$ 599	(599)
Conversion of Series B Convertible Preferred Stock (in shares)		(0.07)			599,362
Sale of common stock					$ 16,513	1,137,698			1,154,211
Sale of common stock (in shares)					16,513,311
Settlement Agreement					$ 1,000	278,000			279,000
Settlement Agreement (in shares)					1,000,000
Conversion of notes payable					$ 1,750	120,728			122,478
Conversion of notes payable (in shares)					1,749,683
Cash Exercise of Warrants					$ 20,970	2,072,247			2,093,217
Cash Exercise of Warrants (in shares)					20,969,736
Cashless Exercise of Stock Options					$ 4,028	(4,028)
Cashless Exercise of Stock Options (in shares)					4,027,778
Fair value of stock option						226,188			226,188
Restricted Stock awards and Restricted Stock Units					$ 2,213	233,193			235,406
Restricted Stock awards and Restricted Stock Units (in shares)					2,212,500
Common stock and warrants issued for services					$ 170	43,949			44,119
Common stock and warrants issued for services (in shares)					169,500
Net loss								(1,918,828)	(1,918,828)
Balance at beginning at Jun. 30, 2018	$ 305				$ 101,165	60,305,122	(113,389)	(58,249,916)	2,043,287
Balance at beginning (in shares) at Jun. 30, 2018	304,778	0.85			101,165,202
Balance at beginning at Dec. 31, 2017	$ 325				$ 53,522	56,198,126	(113,389)	(56,331,088)	(192,504)
Balance at beginning (in shares) at Dec. 31, 2017	324,778	0.92			53,523,332
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Series A Convertible Preferred Stock	$ (20)				$ 400	(380)
Conversion of Series A Convertible Preferred Stock (in shares)	(20,000)				400,000
Conversion of Series B Convertible Preferred Stock					$ 599	(599)
Conversion of Series B Convertible Preferred Stock (in shares)					599,362
Sale of common stock					$ 15,906	1,137,739			$ 1,153,645
Sale of common stock (in shares)					15,906,168				16,513,311
Settlement Agreement					$ 1,000	278,000			$ 279,000
Settlement Agreement (in shares)					1,000,000
Conversion of notes payable					$ 1,750	120,728			122,478
Conversion of notes payable (in shares)					1,749,683
Cash Exercise of Warrants					$ 22,432	2,289,573			2,312,005
Cash Exercise of Warrants (in shares)					22,432,184
Cashless Exercise of Warrants					$ 183	(183)
Cashless Exercise of Warrants (in shares)					182,659
Cashless Exercise of Stock Options					$ 4,028	(4,028)
Cashless Exercise of Stock Options (in shares)					4,027,778
Fair value of stock option						329,193			329,193
Restricted Stock awards and Restricted Stock Units					$ 2,213	452,677			454,890
Restricted Stock awards and Restricted Stock Units (in shares)					2,212,500
Common stock and warrants issued for services					$ 170	43,950			44,120
Common stock and warrants issued for services (in shares)					169,500
Net loss								(2,932,462)	(2,932,462)
Balance at beginning at Dec. 31, 2018	$ 305				$ 102,203	60,844,796	(113,389)	(59,263,550)	1,570,365
Balance at beginning (in shares) at Dec. 31, 2018	304,778	0.85			102,203,166
Balance at beginning at Mar. 31, 2018	$ 305				$ 92,944	59,481,371	(113,389)	(57,454,721)	2,006,510
Balance at beginning (in shares) at Mar. 31, 2018	304,778	0.85			92,945,925
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cashless Exercise of Warrants					$ 6,258	609,904			616,162
Cashless Exercise of Warrants (in shares)					6,257,277
Fair value of stock option						20,219			20,219
Restricted Stock awards and Restricted Stock Units					$ 1,913	182,203			184,116
Restricted Stock awards and Restricted Stock Units (in shares)					1,912,500
Common stock and warrants issued for services					$ 50	11,425			11,475
Common stock and warrants issued for services (in shares)					49,500
Net loss								(795,195)	(795,195)
Balance at beginning at Jun. 30, 2018	$ 305				$ 101,165	60,305,122	(113,389)	(58,249,916)	2,043,287
Balance at beginning (in shares) at Jun. 30, 2018	304,778	0.85			101,165,202
Balance at beginning at Dec. 31, 2018	$ 305				$ 102,203	60,844,796	(113,389)	(59,263,550)	1,570,365
Balance at beginning (in shares) at Dec. 31, 2018	304,778	0.85			102,203,166
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Series A Convertible Preferred Stock	$ (305)				$ 6,096	(5,791)
Conversion of Series A Convertible Preferred Stock (in shares)	(304,778)				6,095,569
Cashless Exercise of Warrants					$ 72	(72)
Cashless Exercise of Warrants (in shares)					71,774
Fair value of stock option						249,788			249,788
Restricted Stock awards and Restricted Stock Units					$ 880	83,340			84,220
Restricted Stock awards and Restricted Stock Units (in shares)					880,000
Common stock and warrants issued for services					$ 71	14,929			15,000
Common stock and warrants issued for services (in shares)					71,324
Net loss								(1,178,962)	(1,178,962)
Balance at beginning at Jun. 30, 2019					$ 109,322	61,186,990	(113,389)	(60,442,512)	740,411
Balance at beginning (in shares) at Jun. 30, 2019		0.85			109,321,833
Balance at beginning at Mar. 31, 2019	$ 265				$ 103,643	60,932,481	(113,389)	(59,776,856)	1,146,144
Balance at beginning (in shares) at Mar. 31, 2019	264,778	0.85			103,643,166
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Series A Convertible Preferred Stock	$ (265)				$ 5,296	(5,031)
Conversion of Series A Convertible Preferred Stock (in shares)	(264,778)				5,295,569
Cashless Exercise of Stock Options					$ 72	(72)
Cashless Exercise of Stock Options (in shares)					71,774
Fair value of stock option						126,077			126,077
Restricted Stock awards and Restricted Stock Units					$ 240	118,606			118,846
Restricted Stock awards and Restricted Stock Units (in shares)					240,000
Common stock and warrants issued for services					$ 71	14,929			15,000
Common stock and warrants issued for services (in shares)					71,324
Net loss								(665,656)	(665,656)
Balance at beginning at Jun. 30, 2019					$ 109,322	$ 61,186,990	$ (113,389)	$ (60,442,512)	$ 740,411
Balance at beginning (in shares) at Jun. 30, 2019		0.85			109,321,833